Financial Instruments - Credit Risk - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Cash and cash equivalents	£ 111	£ 162	£ 122	£ 276
Up to one month[member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Trade receivables	220	187
Two to three months [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Trade receivables	97	96
Four to six months [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Trade receivables	44	45
Greater than six months [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Trade receivables	40	31
Credit risk [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Derivative financial liabilities cash collateral payments	0
Derivative financial liabilities	0	5
Derivative financial liabilities cash collateral received		4
Derivative financial assets	2	0
Cash and cash equivalents	£ 111	£ 162
Credit risk [member] | Banks rated A-/A3 [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Percentage Of Bank Held Cash And Cash Equivalents	90.00%	94.00%